GOODWILL (Details) - USD ($)	9 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Goodwill Roll Forward [Line Items]
Goodwill, balance as of January 1	$ 44,409,000,000
Goodwill Translation Adjustments	1,097,000,000
Goodwill acquired	922,000,000
Goodwill Impairment.	(6,100,000,000)
Goodwill Disposed	(31,000,000)
Goodwill Reclassification	(905,000,000)
Goodwill, balance as of December 31	$ 39,392,000,000
Assumed Terminal Growth Rate	2.00%
Discounted Rate	6.80%
Rimsa Remaining Goodwill	$ 1,000,000,000
Equity Value	30,300,000,000	$ 29,600,000,000
Market Capitalization	17,900,000,000	$ 33,700,000,000
Generics [Member]
Goodwill Roll Forward [Line Items]
Goodwill, balance as of January 1	32,863,000,000
Goodwill Translation Adjustments	968,000,000
Goodwill acquired	1,482,000,000
Goodwill Impairment.	(6,100,000,000)
Goodwill Disposed	(7,000,000)
Goodwill, balance as of December 31	29,206,000,000
Us Generics Remaining Goodwill	15,500,000,000
Specialty [Member]
Goodwill Roll Forward [Line Items]
Goodwill, balance as of January 1	9,323,000,000
Goodwill Translation Adjustments	106,000,000
Goodwill acquired	0
Goodwill Disposed	(24,000,000)
Goodwill Reclassification	(905,000,000)
Goodwill, balance as of December 31	8,500,000,000
Other Good Will [Member]
Goodwill Roll Forward [Line Items]
Goodwill, balance as of January 1	2,223,000,000
Goodwill Translation Adjustments	23,000,000
Goodwill acquired	(560,000,000)
Goodwill Disposed	0
Goodwill, balance as of December 31	$ 1,686,000,000